SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Changes in Discounted Future Net Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013		Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of the period	$ 9,379	[1]	$ 9,942	[1]
Purchase of proved reserves
End of period	8,336		9,379	[1]
Five Jab Inc. [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Revisions of other	163
Sales of oil and natural gas produced during the period, net of production costs	(1,043)		(563)
Three Forks Inc. [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of oil and natural gas produced during the period, net of production costs	$ (163)

[1]	Beginning of the period balances at March 28, 2012 and January 1, 2013 represents the Three Forks Inc. predecessor historical information of FIve Jab Inc.